T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND

May 31, 2019 (Unaudited)

Portfolio of Investments‡	Par	$ Value
(Amounts in 000s)
MUNICIPAL SECURITIES 99.1%
Alabama 2.2%
Black Belt Energy Gas Dist., Series A, VRDN, 4.00%, 7/1/46
(Tender 6/1/21)	14,745	15,391
Black Belt Energy Gas Dist., Series A, VRDN, 4.00%, 8/1/47
(Tender 7/1/22)	1,040	1,108
Black Belt Energy Gas Dist., Series A, VRDN, 4.00%, 12/1/48
(Tender 12/1/23)	6,605	7,113
Jefferson County, Series A, GO, 5.00%, 4/1/21	1,500	1,592
Jefferson County, Series A, GO, 5.00%, 4/1/22	2,900	3,159
Southeast Alabama Gas Supply Dist., Series A, VRDN, 4.00%,
6/1/49 (Tender 6/1/24)	11,735	12,728
		41,091

Arizona 1.1%
Arizona Dept. of Transportation State Highway Fund Revenue,
Sub Highway Revenue, Series A, 5.00%, 7/1/21	2,000	2,147
Maricopa County IDA, Banner Health Group, 5.00%, 1/1/20	2,025	2,065
Maricopa County IDA, Banner Health Group, 5.00%, 1/1/21	1,900	2,001
Maricopa County IDA, Banner Health Group, Series B, VRDN,
5.00%, 1/1/48 (Tender 10/18/22)	2,300	2,552
Phoenix Civic Improvement Corp., Phoenix Sky Harbor Int'l.
Airport, Series A, 5.00%, 7/1/20 (1)	1,240	1,286
Phoenix Civic Improvement Corp., Phoenix Sky Harbor Int'l.
Airport, Series A, 5.00%, 7/1/21 (1)	400	428
Phoenix Civic Improvement Corp., Phoenix Sky Harbor Int'l.
Airport, Series A, 5.00%, 7/1/22 (1)	975	1,073
Phoenix IDA, Series B, VRDN, 2.20%, 11/15/52	2,000	2,000
Salt River Agricultural Improvement & Power Dist., Series
2011A, 5.00%, 12/1/28	1,500	1,626
Salt River Agriculture Improvement & Power Dist., 5.00%,
1/1/24	5,300	6,126
		21,304

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
California 7.5%
California, GO, 5.00%, 8/1/20	2,000	2,087
California, GO, 5.00%, 9/1/21	5,875	6,363
California, GO, 5.00%, 4/1/22	1,185	1,308
California, GO, 5.00%, 10/1/22	17,290	19,391
California, GO, 5.00%, 10/1/22	4,000	4,486
California, GO, 5.00%, 10/1/23	2,000	2,309
California, GO, 5.00%, 11/1/23	10,500	12,153
California, GO, 5.25%, 9/1/22	10,175	11,462
California HFFA, Kaiser Permanente, Series D, VRDN, 5.00%,
11/1/32 (Tender 11/1/22)	5,975	6,672
California HFFA, St. Joseph Health, Series D, VRDN, 5.00%,
7/1/34 (Tender 10/18/22)	13,025	14,497
California Public Works Board, Judicial Council, Series A,
5.00%, 3/1/20	1,000	1,027
California Statewide CDA, Methodist Hosp. of Southern CA,
5.00%, 1/1/21	300	315
California Statewide CDA, Methodist Hosp. of Southern CA,
5.00%, 1/1/22	500	540
California Statewide CDA, Methodist Hosp. of Southern CA,
5.00%, 1/1/23	500	554
California Statewide CDA, Methodist Hosp. of Southern CA,
5.00%, 1/1/24	600	681
California Statewide CDA, Methodist Hosp. of Southern CA,
5.00%, 1/1/25	1,025	1,188
California Statewide CDA, Methodist Hosp. of Southern CA,
5.00%, 1/1/26	1,125	1,328
California Statewide CDA, Viamonte Senior Living, 3.00%,
7/1/25	3,000	3,059
California, Index Floating Rate Bond, Series B, GO, FRN, 70%
of 1M USD LIBOR +0.76%, 2.461%, 12/1/31 (Tender 12/1/21)	3,750	3,770
Golden State Tobacco Securitization Corp., Series A, 5.00%,
6/1/20	14,970	15,512
Los Angeles County Public Works Fin. Auth., 5.00%, 8/1/20	1,000	1,044
Los Angeles County Public Works Fin. Auth., 5.00%, 8/1/21	750	810

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Los Angeles Regional Airports Improvement Corp., LAXFuel,
5.00%, 1/1/20 (1)	550	561
San Buenaventura, Community Memorial Health System,
6.00%, 12/1/19	675	688
San Francisco City & County Int'l. Airport, Series A, 5.00%,
5/1/21 (1)	1,025	1,092
San Francisco City & County Int'l. Airport, Series A, 5.00%,
5/1/22 (1)	1,025	1,125
San Francisco City & County Int'l. Airport, Series A, 5.00%,
5/1/23 (1)	800	903
San Francisco City & County Int'l. Airport, Series D, 5.00%,
5/1/21 (1)	3,125	3,331
San Francisco City & County Int'l. Airport, Series D, 5.00%,
5/1/22 (1)	1,325	1,454
San Francisco City & County Int'l. Airport, Series D, 5.00%,
5/1/23 (1)	800	903
San Francisco City & County Int'l. Airport, Gov't. Purpose, Series
C, 5.00%, 5/1/21 (Prerefunded 5/1/20) (2)	1,160	1,199
San Francisco City & County Int'l. Airport, Gov't. Purpose,
Unrefunded Balance, Series C, 5.00%, 5/1/21	1,565	1,620
San Francisco City & County Int'l. Airport, Gov't. Purpose,
Unrefunded Balance, Series C, 5.00%, 5/1/22	2,750	2,845
Univ. of California Regents, Series AK, VRDN, 5.00%, 5/15/48
(Tender 5/15/23)	14,000	15,994
		142,271

Colorado 1.7%
Colorado HFA, Catholic Health Initiatives, Series B-1, 5.00%,
7/1/26	1,745	1,924
Colorado HFA, Christian Living Neighborhoods, 4.00%, 1/1/21	375	385
Colorado HFA, Christian Living Neighborhoods, 4.00%, 1/1/22	400	417
Colorado HFA, Christian Living Neighborhoods, 5.00%, 1/1/23	750	817
Colorado HFA, Christian Living Neighborhoods, 5.00%, 1/1/24	630	698
Colorado HFA, Christian Living Neighborhoods, 5.00%, 1/1/25	600	674
Colorado HFA, Christian Living Neighborhoods, 5.00%, 1/1/26	550	616
Denver City & County, Series A, 5.00%, 8/1/22	2,000	2,220

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Denver City & County, Series A, 5.00%, 8/1/23	2,300	2,625
Denver City & County Airport, 5.25%, 11/15/22 (1)	1,540	1,675
Denver City & County Airport, Series A, 5.00%, 11/15/19 (1)	4,000	4,061
Denver City & County Airport, Series A, 5.00%, 11/15/20 (1)	3,300	3,460
Denver City & County Airport, Series A, 5.00%, 11/15/20	3,435	3,612
Denver City & County Airport, Series B, 5.00%, 11/15/19	700	711
Denver City & County Airport, Series B, 5.00%, 11/15/20	1,000	1,051
Denver Convention Center Hotel Auth., 4.00%, 12/1/19	375	379
Denver Convention Center Hotel Auth., 4.00%, 12/1/21	500	522
Denver Convention Center Hotel Auth., 5.00%, 12/1/22	2,350	2,570
E-470 Public Toll Highway, Series A, 5.00%, 9/1/19	900	907
E-470 Public Toll Highway, Series A, 5.00%, 9/1/20	2,000	2,079
E-470 Public Toll Highway, Series B, FRN, 67% of 1M USD
LIBOR + 1.05%, 2.678%, 9/1/39 (Tender 9/1/21)	1,675	1,689
		33,092

Connecticut 0.2%
Connecticut Special Tax Obligation, Transportation
Infrastructure, Series A, 5.00%, 9/1/23	3,000	3,412
		3,412

District of Columbia 0.5%
District of Columbia, Income Tax, Series C, 5.00%, 12/1/22	4,620	5,178
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/24 (1)	3,975	4,640
		9,818

Florida 7.0%
Brevard County HFA, Health First, 5.00%, 4/1/20	530	545
Brevard County HFA, Health First, 5.00%, 4/1/21	1,000	1,058
Brevard County HFA, Health First, 5.00%, 4/1/23	1,895	2,118
Broward County Airport, 5.00%, 10/1/21 (1)	550	592

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Broward County Airport, 5.00%, 10/1/22 (1)	425	470
Broward County Airport, 5.00%, 10/1/23 (1)	425	483
Broward County Airport, Series P-1, 5.00%, 10/1/22 (1)	2,500	2,767
Broward County Airport, Series Q1, 5.00%, 10/1/19	750	759
Broward County Water & Sewer Utility Revenue, Series B,
5.00%, 10/1/22	1,395	1,557
Central Florida Expressway Auth., Senior Lien, 5.00%, 7/1/20	375	389
Central Florida Expressway Auth., Senior Lien, 5.00%, 7/1/21	325	348
Central Florida Expressway Auth., Senior Lien, 5.00%, 7/1/22	750	829
Central Florida Expressway Auth., Senior Lien, 5.00%, 7/1/23	740	841
Central Florida Expressway Auth., Senior Lien, 5.00%, 7/1/24	250	292
Florida, Board of Ed., Capital Outlay, Series B, GO, 5.00%,
6/1/20	5,000	5,179
Florida, Board of Ed., Capital Outlay, Series B, GO, 5.00%,
6/1/25	7,340	8,825
Florida, Board of Ed., Capital Outlay, Series C, GO, 5.00%,
6/1/23	4,700	4,747
Florida, Board of Ed., Capital Outlay, Series C, GO, 5.00%,
6/1/22	11,250	12,439
Florida, Board of Ed., Capital Outlay, Series C, GO, 5.00%,
6/1/25	5,610	6,560
Florida, Board of Ed., Capital Outlay, Series E, GO, 5.00%,
6/1/25	7,425	8,928
Florida, Board of Ed., Lottery, Series A, 5.00%, 7/1/20	3,000	3,115
Florida Dept. of Environmental Protection, Series A, 5.00%,
7/1/22	4,800	5,309
Florida DOT, Right of Way Acquisition & Bridge Construction,
Series A, GO, 5.00%, 7/1/21	4,420	4,745
Florida DOT, Right of Way Acquisition & Bridge Construction,
Series A, GO, 5.00%, 7/1/22	4,655	5,156
Florida DOT, Turnpike Auth., Series A, 5.00%, 7/1/22	11,300	12,512
Florida Municipal Power Agency, All-Requirements Power
Supply, 5.00%, 10/1/19	525	531
Florida Municipal Power Agency, All-Requirements Power
Supply, 5.00%, 10/1/21	685	740

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Florida Municipal Power Agency, All-Requirements Power
Supply, 5.00%, 10/1/22	1,265	1,408
Florida Municipal Power Agency, All-Requirements Power
Supply, Series A, 5.00%, 10/1/20	1,700	1,778
Greater Orlando Aviation Auth., 5.00%, 10/1/23 (1)	1,700	1,930
Greater Orlando Aviation Auth., Airport Facilities, 5.00%,
10/1/20 (1)	2,700	2,819
Jacksonville Electric Auth., Water & Sewer, Series A, 5.00%,
10/1/22	1,000	1,103
Martin County HFA, Memorial Medical Center, 5.00%, 11/15/22	1,445	1,614
Miami-Dade Aviation Revenue, Series B, 5.00%, 10/1/20 (1)	1,150	1,201
Miami-Dade County, Aviation, Series A, 5.00%, 10/1/19 (1)	2,525	2,555
Miami-Dade County EFA, Univ. of Miami, Series B, 5.25%,
4/1/20 (3)	9,000	9,270
Miami-Dade County Expressway Auth., Series A, 5.00%, 7/1/24	1,530	1,684
Miami-Dade County Expressway Auth., Series B, 5.00%, 7/1/21	2,070	2,216
Miami-Dade County Expressway Auth., Series B, 5.00%, 7/1/22	3,250	3,579
Orange County Convention Center, Tourist Dev. Tax, 5.00%,
10/1/19	2,000	2,024
Orange County Convention Center, Tourist Dev. Tax, 5.00%,
10/1/23	3,350	3,840
South Miami HFA, Baptist Health South Florida, 5.00%, 8/15/20	1,150	1,196
South Miami HFA, Baptist Health South Florida, 5.00%, 8/15/21	500	536
South Miami HFA, Baptist Health South Florida, 5.00%, 8/15/22	580	639
Tampa, Baycare Health, Series A, 5.00%, 11/15/25	1,500	1,643
		132,869

Georgia 5.2%
Burke County Dev. Auth., VRDN, 2.25%, 10/1/32 (Tender
5/25/23)	2,450	2,462
Cobb County Kennestone Hosp. Auth., Series A, RAC, 5.00%,
4/1/20	175	180
Cobb County Kennestone Hosp. Auth., Series A, RAC, 5.00%,
4/1/21	355	375

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Cobb County Kennestone Hosp. Auth., Series A, RAC, 5.00%,
4/1/23	350	390
Cobb County Kennestone Hosp. Auth., Series A, RAC, 5.00%,
4/1/24	350	400
Cobb County Kennestone Hosp. Auth., Series A, RAC, 5.00%,
4/1/25	350	409
DeKalb Private Hosp. Auth., Childrens Healthcare of Atlanta,
5.00%, 11/15/19	1,150	1,169
DeKalb Private Hosp. Auth., Childrens Healthcare of Atlanta,
5.00%, 11/15/20	1,375	1,397
Forsyth County School Dist., GO, 5.00%, 2/1/22	9,140	9,999
Fulton County Dev. Auth., WellStar Health, Series A, RAC,
5.00%, 4/1/20	165	170
Fulton County Dev. Auth., WellStar Health, Series A, RAC,
5.00%, 4/1/21	160	169
Fulton County Dev. Auth., WellStar Health, Series A, RAC,
5.00%, 4/1/22	700	761
Fulton County Dev. Auth., WellStar Health, Series A, RAC,
5.00%, 4/1/24	500	571
Fulton County Dev. Auth., WellStar Health., Series A, RAC,
5.00%, 4/1/25	400	467
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health
System, Series A, 5.00%, 2/15/21	1,040	1,096
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health
System, Series A, 5.00%, 2/15/25	245	285
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health
System, Series B, 5.00%, 2/15/21	705	745
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health
System, Series B, 5.00%, 2/15/23	500	559
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health
System, Series B, 5.00%, 2/15/24	750	860
Georgia, Series A-1, GO, 5.00%, 2/1/21	4,040	4,279
Georgia, Series A-1, GO, 5.00%, 2/1/22	4,800	5,251
Georgia, Series C, GO, 5.00%, 7/1/23	3,600	4,110
Georgia, Series I, GO, 5.00%, 7/1/20	3,655	3,796
Glynn-Brunswick Memorial Hosp. Auth., Southeast Georgia
Health, RAC, 4.00%, 8/1/19	1,325	1,330

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Glynn-Brunswick Memorial Hosp. Auth., Southeast Georgia
Health, RAC, 4.00%, 8/1/20	2,835	2,903
Glynn-Brunswick Memorial Hosp. Auth., Southeast Georgia
Health, RAC, 5.00%, 8/1/22	1,220	1,337
Glynn-Brunswick Memorial Hosp. Auth., Southeast Georgia
Health, RAC, 5.00%, 8/1/24	4,535	5,203
Glynn-Brunswick Memorial Hosp. Auth., Southeast Georgia
Health, RAC, 5.00%, 8/1/25	4,760	5,569
Glynn-Brunswick Memorial Hosp. Auth., Southeast Georgia
Health, RAC, 5.00%, 8/1/27	1,500	1,736
LaGrange-Troup County Hospital Auth., WellStar Health, RAC,
5.00%, 4/1/20	125	129
LaGrange-Troup County Hospital Auth., WellStar Health, RAC,
5.00%, 4/1/22	300	326
LaGrange-Troup County Hospital Auth., WellStar Health, RAC,
5.00%, 4/1/23	325	363
LaGrange-Troup County Hospital Auth., WellStar Health, RAC,
5.00%, 4/1/25	500	584
Main Street Natural Gas, Georgia Municipal Gas Auth., Series B,
5.00%, 3/15/20	175	179
Main Street Natural Gas, Georgia Municipal Gas Auth., Series A,
5.00%, 3/15/21	1,275	1,343
Main Street Natural Gas, Series B, VRDN, 4.00%, 8/1/49
(Tender 12/2/24)	4,800	5,319
Main Street Natural Gas, Series C, VRDN, 4.00%, 8/1/48
(Tender 12/1/23)	5,050	5,501
Main Street Natural Gas, Series D, FRN, 67% of 1M USD LIBOR
+ 0.83%, 2.465%, 8/1/48 (Tender 12/1/23)	5,200	5,156
Municipal Electric Auth. of Georgia, General Power Revenue,
5.00%, 1/1/20	275	280
Municipal Electric Auth. of Georgia, General Power Revenue,
5.00%, 1/1/21	265	278
Municipal Electric Auth. of Georgia, General Power Revenue,
5.00%, 1/1/22	375	405
Municipal Electric Auth. of Georgia, General Power Revenue,
5.00%, 1/1/23	550	609
Municipal Electric Auth. of Georgia, General Power Revenue,
Series A, 5.00%, 1/1/21	11,970	12,562

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Municipal Electric Auth. of Georgia, General Power Revenue,
Series HH, 5.00%, 1/1/20	1,750	1,783
Municipal Electric Auth. of Georgia, General Power Revenue,
Series HH, 5.00%, 1/1/21	700	735
Municipal Electric Auth. of Georgia, General Power Revenue,
Series HH, 5.00%, 1/1/22	2,085	2,251
Municipal Electric Auth. of Georgia, General Power Revenue,
Series HH, 5.00%, 1/1/23	2,925	3,239
		99,020

Hawaii 0.4%
State of Hawaii Airports System Revenue, 5.00%, 7/1/22 (1)	5,130	5,488
State of Hawaii Airports System Revenue, Series B, 5.00%,
7/1/19 (1)	2,275	2,281
		7,769

Illinois 4.7%
Chicago O'Hare Int'l. Airport, Series A, 5.00%, 1/1/22 (1)	9,000	9,734
Chicago O'Hare Int'l. Airport, Series A, 5.00%, 1/1/27 (1)	6,000	6,925
Chicago O'Hare Int'l. Airport, Series B, 5.00%, 1/1/22	3,900	4,236
Chicago O'Hare Int'l. Airport, Series B, 5.00%, 1/1/23	3,750	4,190
Chicago O'Hare Int'l. Airport, Series C, 5.00%, 1/1/21	1,750	1,845
Chicago O'Hare Int'l. Airport, Series C, 5.00%, 1/1/22	1,700	1,846
Chicago Transit Auth., Capital Grant, GAN, 4.00%, 6/1/19	1,500	1,500
Chicago Transit Auth., Capital Grant, GAN, 5.00%, 6/1/20	1,500	1,545
Chicago Transit Auth., Capital Grant, GAN, 5.00%, 6/1/21	600	635
Chicago Wastewater, Series B, 5.00%, 1/1/20	1,000	1,018
Chicago Wastewater, Series B, 5.00%, 1/1/21	1,500	1,574
Chicago Wastewater, Series B, 5.00%, 1/1/22	1,100	1,186
Chicago Wastewater, Series B, 5.00%, 1/1/23	1,850	2,046
Chicago Wastewater, Series B, 5.00%, 1/1/24	2,140	2,417
Chicago Wastewater, Series C, 5.00%, 1/1/22	1,000	1,078
Chicago Waterworks, 5.00%, 11/1/22	1,000	1,102

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Chicago Waterworks, 5.00%, 11/1/23	3,750	4,220
Chicago Waterworks, 5.00%, 11/1/24	3,850	4,432
Chicago Waterworks, Series A-1, 5.00%, 11/1/23	1,300	1,468
Chicago Waterworks, Series A-1, 5.00%, 11/1/24	460	530
Illinois, GO, 5.00%, 7/1/19	4,000	4,010
Illinois, GO, 5.00%, 2/1/20	2,550	2,601
Illinois, GO, 5.00%, 1/1/21 (4)	220	224
Illinois, GO, 5.00%, 2/1/21	2,550	2,673
Illinois, Series D, GO, 5.00%, 11/1/21	6,300	6,738
Illinois Fin. Auth., Palos Community Hosp., Series C, 5.00%,
5/15/20	2,250	2,319
Metropolitan Pier & Exposition Auth., McCormick Place, Series
B, 5.00%, 12/15/20	4,840	5,024
Northern Illinois Municipal Power Agency, Series A, 5.00%,
12/1/19	850	863
Northern Illinois Municipal Power Agency, Series A, 5.00%,
12/1/20	910	954
Railsplitter Tobacco Settlement Auth., 5.00%, 6/1/23	1,800	2,014
Railsplitter Tobacco Settlement Auth., 6.00%, 6/1/28
(Prerefunded 6/1/21) (2)	2,000	2,176
State of Illinois, 5.00%, 11/1/20	5,675	5,916
		89,039

Indiana 0.7%
Indiana Fin. Auth., VRDN, 2.20%, 11/1/39	4,400	4,400
Indiana Fin. Auth., Sisters St Francis Health, 5.00%, 11/1/20
(Prerefunded 11/1/19) (2)	2,950	2,992
Indiana Fin. Auth., Methodist Hosp., Series A, 5.00%, 9/15/19	550	554
Indiana Fin. Auth., Methodist Hosp., Series A, 5.00%, 9/15/20	655	676
Indiana Fin. Auth., Methodist Hosp., Series A, 5.00%, 9/15/21	1,295	1,368
Indiana Fin. Auth., Methodist Hosp., Series A, 5.00%, 9/15/22	640	691
Indiana Fin. Auth., Methodist Hosp., Series A, 5.00%, 9/15/23	815	898

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Indiana Fin. Auth., Methodist Hosp., Series A, 5.00%, 9/15/24	845	950
		12,529

Iowa 0.3%
Iowa Finance Auth., Midwestern Fertilizer, 3.125%, 12/1/22	825	835
Iowa Finance Auth., Unity Point Health, VRDN, 2.43%, 7/1/41	1,675	1,675
Iowa Finance Auth., Unity Point Health, Series B, 5.00%,
2/15/21	1,300	1,373
Iowa Finance Auth., Unity Point Health, Series B, 5.00%,
2/15/22	1,200	1,306
Iowa Finance Auth., Unity Point Health, Series B, 5.00%,
2/15/23	1,000	1,118
		6,307

Kansas 0.1%
Lenexa City, Lakeview Village, Health Care Fac., Series A,
5.00%, 5/15/20	435	445
Lenexa City, Lakeview Village, Health Care Fac., Series A,
5.00%, 5/15/23	650	704
		1,149

Kentucky 1.7%
Kentucky Economic DFA, Owensboro Medical Health, 5.00%,
6/1/21	1,235	1,298
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/21	1,200	1,261
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/22	1,150	1,236
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/23	2,000	2,190
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/24	1,115	1,246
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/25	1,400	1,589
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/26	2,000	2,305

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.25%, 6/1/20	4,350	4,474
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.75%, 6/1/25 (Prerefunded 6/1/20) (2)	4,460	4,646
Kentucky Economic DFA, Owensboro Medical Health, Series A,
6.375%, 6/1/40 (Prerefunded 6/1/20) (2)	5,000	5,240
Kentucky Economic DFA, Owensboro Medical Health, Series B,
6.375%, 3/1/40 (Prerefunded 6/1/20) (2)	2,100	2,201
Russell, Bon Secours Health System, 5.00%, 11/1/22 (5)	3,555	3,959
		31,645

Louisiana 0.3%
New Orleans Aviation Board, Series B, 5.00%, 1/1/20 (1)	565	576
New Orleans Aviation Board, Series B, 5.00%, 1/1/21 (1)	525	551
New Orleans Aviation Board, Series B, 5.00%, 1/1/22 (1)	325	350
New Orleans Aviation Board, Series B, 5.00%, 1/1/23 (1)	250	276
New Orleans Aviation Board, Series B, 5.00%, 1/1/24 (1)	225	254
New Orleans Aviation Board, Series B, 5.00%, 1/1/25 (1)	250	288
Tobacco Settlement Fin., Series A, 5.00%, 5/15/22	1,685	1,831
Tobacco Settlement Fin., Series A, 5.00%, 5/15/23	1,000	1,111
		5,237

Maryland 7.3%
Baltimore City, Convention Center Hilton Hotel, 5.00%, 9/1/20	500	520
Baltimore City, Convention Center Hilton Hotel, 5.00%, 9/1/22	600	659
Baltimore City, Convention Center Hilton Hotel, 5.00%, 9/1/23	500	563
Baltimore City, Convention Center Hilton Hotel, 5.00%, 9/1/24	1,100	1,264
Baltimore City, Convention Center Hilton Hotel, 5.00%, 9/1/25	2,040	2,374
Baltimore City, Wastewater, Series E, 5.00%, 7/1/20	2,225	2,309
Baltimore City, Water, Series C, 5.00%, 7/1/20	1,095	1,135
Baltimore City, Water, Series C, 5.00%, 7/1/21	1,555	1,666
Gaithersburg, Economic Dev., Asbury Maryland Obligated
Group, Series B, 5.00%, 1/1/27	6,040	7,077

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Howard County, Consolidated Public Improvement, Series A,
GO, 5.00%, 2/15/21	3,070	3,256
Maryland, Series B, GO, 5.00%, 8/1/24	5,800	6,819
Maryland, Series C, GO, 5.00%, 8/1/20	5,000	5,208
Maryland DOT, 5.00%, 2/1/22	5,805	6,351
Maryland Economic Dev., Ports America Chesapeake, Series A,
5.00%, 6/1/21	500	531
Maryland Economic Dev., Ports America Chesapeake, Series A,
5.00%, 6/1/22	395	430
Maryland Economic Dev., Ports America Chesapeake, Series A,
5.00%, 6/1/23	325	362
Maryland Economic Dev., Ports America Chesapeake, Series A,
5.125%, 6/1/20 (5)	350	360
Maryland Economic Dev., Ports America Chesapeake, Series B,
5.125%, 6/1/20 (5)	860	885
Maryland Economic Dev., Purple Line Light Rail, 5.00%,
9/30/24 (1)	250	284
Maryland Economic Dev., Purple Line Light Rail, Series A,
5.00%, 3/31/24 (1)	7,955	8,542
Maryland Economic Dev., Purple Line Light Rail, Series D,
5.00%, 3/31/29 (1)	790	915
Maryland HHEFA, Adventist Healthcare, Series A, 5.25%,
1/1/25	1,000	1,165
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/26	1,230	1,479
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/27	2,500	3,060
Maryland HHEFA, Anne Arundel Health, 4.00%, 7/1/19	1,645	1,648
Maryland HHEFA, Anne Arundel Health, 5.00%, 7/1/20	1,000	1,036
Maryland HHEFA, Doctors Community Hosp., 5.75%, 7/1/38
(Prerefunded 7/1/20) (2)	10,195	10,662
Maryland HHEFA, Greater Baltimore Medical Center, 5.25%,
7/1/24 (Prerefunded 7/1/21) (2)	65	70
Maryland HHEFA, Greater Baltimore Medical Center,
Unrefunded Balance, 5.25%, 7/1/24	335	360
Maryland HHEFA, Johns Hopkins Health, 5.00%, 5/15/40
(Prerefunded 5/15/20) (2)	2,000	2,067

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Maryland HHEFA, LifeBridge Health, Carroll Hosp., Series A,
5.00%, 7/1/25	500	549
Maryland HHEFA, LifeBridge Health, Carroll Hosp., Series A,
5.00%, 7/1/27	500	547
Maryland HHEFA, Univ. of Maryland Medical System, 5.00%,
7/1/34 (Prerefunded 7/1/19) (2)	4,000	4,011
Maryland HHEFA, Western Maryland Health, 5.00%, 7/1/21	4,040	4,303
Maryland HHEFA, Western Maryland Health, 5.00%, 7/1/22	2,615	2,863
Maryland HHEFA, Western Maryland Health, 5.00%, 7/1/23	9,000	10,097
Maryland HHEFA, Western Maryland Health, 5.00%, 7/1/24	795	913
Maryland HHEFA, Western Maryland Health, 5.25%, 7/1/26	1,535	1,767
Montgomery County, Series A, GO, 5.00%, 11/1/19	4,660	4,729
Montgomery County, Series B, GO, 5.00%, 11/1/21	10,000	10,851
Montgomery County, Series C, GO, 5.00%, 10/1/24	4,285	5,063
Prince George's County, Series A, GO, 5.00%, 7/15/21	7,330	7,879
Prince George's County, Consolidated Public Improvement,
Series A, GO, 5.00%, 9/15/22	5,000	5,574
Rockville, Ingleside at King Farm, Series A-2, 4.00%, 11/1/19	100	101
Rockville, Ingleside at King Farm, Series A1, 5.00%, 11/1/19	450	455
Rockville, Ingleside at King Farm, Series C-2, 3.00%, 11/1/25	350	351
Washington Suburban Sanitary Dist., Consolidated Public
Improvement, GO, 4.00%, 6/1/20	3,000	3,076
Washington Suburban Sanitary Dist., Series A, GO, 4.00%,
6/1/20	2,000	2,051
		138,237

Massachusetts 3.1%
Commonwealth of Massachusetts, Series C, GO, 5.00%, 7/1/27
(Prerefunded 7/1/22) (2)	8,640	9,570
Commonwealth of Massachusetts, Series E, GO, 5.00%, 9/1/25
(Prerefunded 9/1/22) (2)	7,390	8,215
Commonwealth of Massachusetts, Series F, GO, 5.00%,
11/1/25 (Prerefunded 11/1/22) (2)	10,000	11,173

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Commonwealth of Massachusetts Transportation Fund
Revenue, Accelerated Bridge Program, Series A, 5.00%, 6/1/27
(Prerefunded 6/1/21) (2)	8,835	9,458
Massachusetts Bay Transportation Auth., Dedicated Sales Tax,
4.00%, 12/1/21	10,300	10,958
Massachusetts Ed. Fin. Auth., Series J, 5.00%, 7/1/21 (1)	1,610	1,715
Massachusetts Ed. Fin. Auth., Series J, 5.00%, 7/1/22 (1)	2,000	2,188
Massachusetts Ed. Fin. Auth., Series J, 5.00%, 7/1/23 (1)	2,000	2,242
Massachusetts Ed. Fin. Auth., Series J, 5.00%, 7/1/24 (1)	2,000	2,293
Massachusetts Port Auth., Series B, 4.00%, 7/1/20	1,000	1,027
Massachusetts Port Auth., Series B, 5.00%, 7/1/19	655	657
		59,496

Michigan 2.3%
Detroit Downtown Dev. Auth., Series A, GO, 5.00%, 7/1/24 (4)	975	1,118
Great Lakes Water Auth. Water Supply System Revenue,
Series C, 5.00%, 7/1/23	2,780	3,148
Michigan, City of Detroit, GO, 5.00%, 4/1/20	1,000	1,019
Michigan, City of Detroit, GO, 5.00%, 4/1/21	1,000	1,038
Michigan, City of Detroit, GO, 5.00%, 4/1/22	850	898
Michigan, City of Detroit, GO, 5.00%, 4/1/23	500	535
Michigan, City of Detroit, GO, 5.00%, 4/1/24	900	976
Michigan, City of Detroit, GO, 5.00%, 4/1/25	860	945
Michigan Building Auth., Series I, 5.00%, 10/15/21	1,000	1,083
Michigan Building Auth., Series I, 5.00%, 4/15/22	750	824
Michigan Fin. Auth., Henry Ford Health System, 5.00%,
11/15/19	425	431
Michigan Fin. Auth., Henry Ford Health System, 5.00%,
11/15/20	325	340
Michigan Fin. Auth., Henry Ford Health System, 5.00%,
11/15/21	925	998
Michigan Fin. Auth., Henry Ford Health System, 5.00%,
11/15/22	1,475	1,638

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Michigan Fin. Auth., Local Gov't Loan Program, 5.00%,
7/1/27 (4)	2,850	3,291
Michigan Fin. Auth., Great Lakes Water Authority, Senior Lien,
Series C, 5.00%, 7/1/29 (4)	2,500	2,890
Michigan Hosp. Fin. Auth., Trinity Health Credit Group, Series C,
5.00%, 12/1/19	700	712
Michigan Hosp. Fin. Auth., Trinity Health Credit Group, Series C,
5.00%, 12/1/20	775	815
Michigan Hosp. Fin. Auth., Trinity Health Credit Group, Series C,
5.00%, 12/1/21	775	841
Michigan Hosp. Fin. Auth., Trinity Health Credit Group, Series C,
5.00%, 12/1/22	500	559
Michigan Hosp. Fin. Auth., Trinity Health Credit Group, Series C,
5.00%, 12/1/23	550	632
Michigan Hosp. Fin. Auth., Trinity Health Credit Group, Series C,
5.00%, 12/1/24	975	1,151
Wayne County Airport Auth., Series A, 4.00%, 12/1/20 (1)(4)	2,665	2,755
Wayne County Airport Auth., Series A, 5.00%, 12/1/22	2,220	2,478
Wayne County Airport Auth., Series A, 5.00%, 12/1/23	430	492
Wayne County Airport Auth., Series A, 5.00%, 12/1/24	500	585
Wayne County Airport Auth., Series B, 5.00%, 12/1/20 (1)	550	577
Wayne County Airport Auth., Series B, 5.00%, 12/1/21 (1)	1,185	1,276
Wayne County Airport Auth., Series B, 5.00%, 12/1/22 (1)	1,215	1,342
Wayne County Airport Auth., Series B, 5.00%, 12/1/23 (1)	2,195	2,484
Wayne County Airport Auth., Series B, 5.00%, 12/1/24 (1)	2,385	2,763
Wayne County Airport Auth., Series B, 5.00%, 12/1/25 (1)	2,405	2,842
		43,476

Minnesota 1.9%
Minnesota, Series A, GO, 5.00%, 8/1/23	4,000	4,574
Minnesota, Series A, GO, 5.00%, 8/1/26	5,320	6,580
Minnesota, Series D, GO, 5.00%, 10/1/24	8,675	10,251
Minnesota, Series D, GO, 5.00%, 8/1/21	3,220	3,466
Minnesota, Series D, GO, 5.00%, 10/1/21	2,120	2,294

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Minnesota, Series D, GO, 5.00%, 8/1/27	7,875	9,467
		36,632

Mississippi 0.3%
Mississippi Dev. Bank, Harrison County Highway, Series A,
5.00%, 1/1/20	1,750	1,785
Mississippi Dev. Bank, Laurel Highway, Series B, 4.00%, 1/1/20	1,485	1,506
Mississippi Dev. Bank, Madison County Highway, Series C,
5.00%, 1/1/20	1,750	1,785
		5,076

Missouri 0.1%
Saint Louis Airport, Series B, 5.00%, 7/1/21 (1)(4)	400	427
Saint Louis Airport, Series B, 5.00%, 7/1/22 (1)(4)	450	494
Saint Louis Airport, Series B, 5.00%, 7/1/23 (1)(4)	215	242
Saint Louis Airport, Series B, 5.00%, 7/1/24 (1)(4)	840	966
Saint Louis Airport, Series B, 5.00%, 7/1/25 (1)(4)	375	440
		2,569

Montana 0.1%
Kalispell, Immanuel Lutheran, Series A, 5.00%, 5/15/20	190	195
Kalispell, Immanuel Lutheran, Series A, 5.00%, 5/15/21	760	793
Kalispell, Immanuel Lutheran, Series A, 5.00%, 5/15/22	685	726
		1,714

Nebraska 0.2%
Central Plains Energy, 5.00%, 9/1/42	4,070	4,414
		4,414

Nevada 0.9%
Clark County, Transportation Improvement, Series B, GO,
5.00%, 12/1/22	6,495	7,275

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Clark County Dept. of Aviation, Airport Improvement, Series A,
5.00%, 7/1/21	3,000	3,212
Clark County Dept. of Aviation, Airport Improvement, Las Vegas-
McCarran Int'l., Series A-1, 5.00%, 7/1/22 (1)	1,700	1,864
Clark County Dept. of Aviation, Airport Improvement, Las Vegas-
McCarran Int'l., Passenger Fac. Charge, Series B, 5.00%,
7/1/21 (1)	2,405	2,566
Clark County Dept. of Aviation, Airport Improvement, Series D,
5.00%, 7/1/21	1,500	1,532
		16,449

New Jersey 1.6%
New Jersey Economic Dev. Auth., The Goethals, 5.00%,
7/1/22 (1)	1,650	1,801
New Jersey EFA, Princeton Univ., Series B, 5.00%, 7/1/21	2,660	2,861
New Jersey HCFFA, Barnabas Health, Series A, 5.00%,
7/1/19 (5)	1,450	1,454
New Jersey HCFFA, Barnabas Health, Series A, 5.00%, 7/1/25	5,000	5,490
New Jersey Higher Ed. Student Assistance Auth., Series A,
5.25%, 6/1/20	1,900	1,901
New Jersey Transportation Trust Fund Auth., Federal Highway
Reimbursement, Series A, 5.00%, 6/15/24	3,085	3,510
New Jersey Transportation Trust Fund Auth., Federal Highway
Reimbursement, Series A-1, 5.00%, 6/15/20	6,750	6,973
New Jersey Transportation Trust Fund Auth., Transportation
System, Series A, 5.00%, 6/15/19	1,000	1,001
New Jersey Turnpike Auth., Series A, 5.00%, 1/1/35
(Prerefunded 1/1/22) (2)	3,500	3,818
Tobacco Settlement Financing, Series A, 5.00%, 6/1/22	1,760	1,914
		30,723

New York 10.6%
Brooklyn Arena Local Dev. Corp., Barclays Center, Series A,
5.00%, 7/15/20	760	787
Brooklyn Arena Local Dev. Corp., Barclays Center, Series A,
5.00%, 7/15/21	1,700	1,810

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Brooklyn Arena Local Dev. Corp., Barclays Center, Series A,
5.00%, 7/15/22	975	1,067
Brooklyn Arena Local Dev. Corp., Barclays Center, Series A,
5.00%, 7/15/23	1,250	1,398
Brooklyn Arena Local Dev. Corp., Barclays Center, Series A,
5.00%, 7/15/24	3,000	3,412
Dormitory Auth. of the State of New York, Culinary Institute of
America, 5.00%, 7/1/19	395	396
Dormitory Auth. of the State of New York, Orange Regional
Medical Center, 4.00%, 12/1/19 (6)	1,000	1,009
Dormitory Auth. of the State of New York, Orange Regional
Medical Center, 4.00%, 12/1/21 (6)	1,500	1,569
Dormitory Auth. of the State of New York, Personal Income Tax
General Purpose Bond, Series A, 5.00%, 2/15/20	3,550	3,640
Dormitory Auth. of the State of New York, Personal Income Tax
General Purpose Bond, Series A, 5.00%, 12/15/20	5,000	5,277
Dormitory Auth. of the State of New York, Personal Income Tax
General Purpose Bond, Series A, 5.00%, 12/15/23	3,400	3,824
Metropolitan Transportation Auth., Series A-2, BAN, 4.00%,
8/15/19	1,700	1,709
Metropolitan Transportation Auth., Series D, 5.00%, 11/15/20	5,000	5,253
Metropolitan Transportation Auth., Series D, 5.00%, 11/15/21	3,750	4,066
Metropolitan Transportation Auth., Series H, 5.00%, 11/15/19	2,310	2,347
Nassau County Local Economic Assistance Corp., South
Nassau Communities Hosp., 5.00%, 7/1/19	3,730	3,739
Nassau County Local Economy Assistance Corp., Winthrop
Univ. Hosp., 5.00%, 7/1/22	1,000	1,092
New York City, Series 1, GO, 5.00%, 8/1/25	5,400	6,530
New York City, Series C, GO, 5.00%, 8/1/22	8,755	9,727
New York City, Series C, GO, 5.00%, 8/1/23	10,000	11,449
New York City, Series D, GO, 5.00%, 8/1/24	13,145	14,815
New York City, Series E, GO, 5.00%, 8/1/21	6,000	6,249
New York City, Series G, GO, 5.00%, 8/1/21	4,400	4,737
New York City, Series H, GO, 5.00%, 8/1/20	5,575	5,810
New York City Transitional Fin. Auth., Future Tax Secured,
Series F1, 5.00%, 5/1/22	10,000	11,047

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
New York City Transitional Fin. Auth., Building Aid Revenue,
Series S-1, GO, 5.00%, 7/15/20 (5)	1,205	1,255
New York City Transitional Fin. Auth., Building Aid Revenue,
Series S-1, GO, 5.00%, 7/15/20	195	203
New York City Transitional Fin. Auth., Building Aid Revenue,
Series S-2, GO, 5.00%, 7/15/20 (5)	1,055	1,099
New York City Transitional Fin. Auth., Building Aid Revenue,
Series S-2, GO, 5.00%, 7/15/20	170	177
New York City Transitional Fin. Auth., Series C-4, VRDN, 2.25%,
11/1/36	400	400
New York State Dormitory Auth., Personal Income Tax General
Purpose Bond, Series E, 5.00%, 3/15/21	3,215	3,422
New York State Dormitory Auth., Sales Tax, Series C, 5.00%,
3/15/24	9,800	11,477
New York State Thruway Auth., Series I, 5.00%, 1/1/20	1,445	1,475
New York State Transportation Dev., American Airlines, John F.
Kennedy Int'l. Airport, 5.00%, 8/1/21 (1)	1,850	1,959
New York State Transportation Dev., Terminal One Group,
5.00%, 1/1/23 (1)	4,055	4,465
New York State Urban Dev., Personal Income Tax, Series A,
5.00%, 3/15/21	20,000	21,287
New York State Urban Dev., Personal Income Tax, Series A,
5.00%, 3/15/23	7,100	8,053
New York State Urban Dev., Personal Income Tax, Series A,
5.00%, 3/15/24	3,275	3,829
New York Transportation Dev., American Airlines, 5.00%,
8/1/26 (1)	2,020	2,134
Port Auth. of New York & New Jersey, Series 186, 5.00%,
10/15/22 (1)	6,850	7,608
Port Auth. of New York & New Jersey, Series 197, 5.00%,
11/15/19 (1)	2,750	2,793
Port Auth. of New York & New Jersey, Series 207, 5.00%,
9/15/26 (1)	10,030	12,269
Sales Tax Asset Receivable Corp., Series A, 5.00%, 10/15/22	3,310	3,720
Suffolk County Economic Dev. Corp., Catholic Health Services
of Long Island, 5.00%, 7/1/20	345	357
		200,741

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
North Carolina 3.3%
Charlotte, Series A, GO, 5.00%, 7/1/20	3,030	3,147
Charlotte Water & Sewer, 5.00%, 7/1/20	3,000	3,116
Charlotte Water & Sewer, 5.00%, 7/1/21	2,000	2,148
Mecklenburg County, Series A, GO, 5.00%, 9/1/20	1,385	1,447
New Hanover County, Regional Medical Center, 5.00%, 10/1/28	1,560	1,671
North Carolina, Public Improvement, Series A, GO, 5.00%,
6/1/20	8,310	8,606
North Carolina Eastern Municipal Power Agency, Series D,
5.00%, 1/1/23 (Prerefunded 7/1/22) (2)	10,430	11,536
North Carolina Medical Care Commission, Cape Fear Valley
Health System, 5.00%, 10/1/23	4,785	5,282
North Carolina Medical Care Commission, Southminster,
4.00%, 10/1/19	70	70
North Carolina Medical Care Commission, Southminster,
5.00%, 10/1/20	105	108
North Carolina Medical Care Commission, Southminster,
5.00%, 10/1/21	120	127
North Carolina Medical Care Commission, Southminster,
5.00%, 10/1/22	215	231
North Carolina Medical Care Commission, Southminster,
5.00%, 10/1/23	150	164
North Carolina Medical Care Commission, Southminster,
5.00%, 10/1/24	180	199
North Carolina Medical Care Commission, Southminster,
5.00%, 10/1/25	125	140
North Carolina Medical Care Commission, United Methodist
Retirement Home, Series A, 5.00%, 10/1/22	350	380
North Carolina Medical Care Commission, United Methodist
Retirement Home, Series A, 5.00%, 10/1/23	400	442
North Carolina Medical Care Commission, United Methodist
Retirement Home, Series A, 5.00%, 10/1/24	950	1,070
North Carolina Medical Care Commission, United Methodist
Retirement Home, Series A, 5.00%, 10/1/26	750	845
North Carolina Medical Care Commission, Wake Forest Baptist,
Series B, 5.00%, 12/1/23	2,000	2,230

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
North Carolina Medical Care Commission, Wake Forest Baptist,
Series C, 5.25%, 6/1/25	4,295	4,456
North Carolina Medical Care Commission, Wake Forest Baptist,
5.00%, 12/1/27	1,125	1,247
North Carolina Municipal Power Agency #1, Catawba Electric,
Series E, 5.00%, 1/1/23	1,500	1,684
North Carolina Turnpike Auth., 5.00%, 1/1/20	600	611
North Carolina Turnpike Auth., 5.00%, 1/1/21	900	944
Wake County, Public Improvement, GO, 5.00%, 9/1/21	2,810	3,032
Wake County, Series C, GO, 5.00%, 3/1/23	6,200	7,010
		61,943

Ohio 0.1%
Hamilton County, Life Enriching Community, 4.00%, 1/1/20	200	202
Hamilton County, Life Enriching Community, 4.00%, 1/1/21	150	154
Hamilton County, Life Enriching Community, 5.00%, 1/1/22	100	106
Hamilton County, Life Enriching Community, 5.00%, 1/1/23	100	109
Hamilton County, Life Enriching Community, 5.00%, 1/1/24	150	166
Hamilton County, Life Enriching Community, 5.00%, 1/1/25	200	225
Hamilton County, Life Enriching Community, 5.00%, 1/1/26	150	172
		1,134

Oklahoma 0.4%
Grand River Dam Auth., Series A, 5.00%, 6/1/23	2,000	2,270
Norman Regional Hosp. Auth., 5.00%, 9/1/20	1,820	1,891
Norman Regional Hosp. Auth., 5.00%, 9/1/21	1,675	1,791
Norman Regional Hosp. Auth., 5.00%, 9/1/22	1,675	1,840
		7,792

Pennsylvania 3.9%
Allegheny County Hosp. Dev. Auth., University of Pittsburgh
Medical Center, 5.00%, 7/15/20	1,200	1,247

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Allegheny County Hosp. Dev. Auth., University of Pittsburgh
Medical Center, 5.00%, 7/15/21	1,000	1,072
Allegheny County Hosp. Dev. Auth., University of Pittsburgh
Medical Center, 5.00%, 7/15/22	1,050	1,158
Butler County Hosp. Auth., 4.00%, 7/1/20	1,175	1,201
Butler County Hosp. Auth., 4.00%, 7/1/21	325	339
Butler County Hosp. Auth., 5.00%, 7/1/22	315	344
Butler County Hosp. Auth., 5.00%, 7/1/23	355	396
Butler County Hosp. Auth., 5.00%, 7/1/24	1,550	1,767
Commonwealth Fin. Auth., Tobacco Settlement, 5.00%, 6/1/21	6,500	6,928
Commonwealth Fin. Auth., Tobacco Settlement, 5.00%, 6/1/22	1,000	1,096
Commonwealth Fin. Auth., Tobacco Settlement, 5.00%, 6/1/23	1,000	1,124
Commonwealth Fin. Auth., Tobacco Settlement, 5.00%, 6/1/24	2,000	2,299
Delaware River Port Auth., Series B, 5.00%, 1/1/21	5,500	5,799
Delaware River Port Auth., Series B, 5.00%, 1/1/22	6,690	7,280
Delaware River Port Auth., Series B, 5.00%, 1/1/23	2,250	2,522
Northampton County General Purpose Auth., St. Luke's Health
University, FRN, 70% of 1M USD LIBOR +1.04%, 2.748%,
8/15/48 (Tender 8/15/24)	4,900	4,911
Pennsylvania, GO, 5.00%, 9/15/22	10,250	11,381
Pennsylvania, Series 2, GO, 5.00%, 10/15/21	2,850	3,083
Pennsylvania Economic DFA, VRDN, 1.95%, 8/1/45 (Tender
8/1/19) (1)	10,560	10,563
Philadelphia, Series A, GO, 5.00%, 8/1/21	1,500	1,612
Philadelphia, Series A, GO, 5.00%, 8/1/22	1,660	1,833
Philadelphia, Series A, GO, 5.00%, 8/1/23	1,270	1,439
Philadelphia Hosp. & Higher EFA, Temple Univ. Health System,
5.00%, 7/1/19	775	776
Philadelphia Hosp. & Higher EFA, Temple Univ. Health System,
5.00%, 7/1/20	775	796
Philadelphia Hosp. & Higher EFA, Temple Univ. Health System,
5.00%, 7/1/21	975	1,026
Philadelphia Hosp. & Higher EFA, Temple Univ. Health System,
5.00%, 7/1/22	1,175	1,264

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Philadelphia Hosp. & Higher EFA, Temple Univ. Health System,
5.00%, 7/1/23	1,175	1,291
		74,547

Puerto Rico 0.2%
Puerto Rico Sales Tax Fin., Series A-1, Zero Coupon, 7/1/27	5,000	3,790
		3,790

Rhode Island 0.7%
Rhode Island Commerce Corp., GAN, Series A, 5.00%, 6/15/19	825	826
Rhode Island Commerce Corp., GAN, Series A, 5.00%, 6/15/20	1,050	1,087
Rhode Island Commerce Corp., GAN, Series A, 5.00%, 6/15/21	3,125	3,339
Rhode Island Health & Ed. Building, Care New England, Series
B, 5.00%, 9/1/19	925	931
Rhode Island Health & Ed. Building, Care New England, Series
B, 5.00%, 9/1/20	2,355	2,434
Rhode Island Health & Ed. Building, Care New England, Series
B, 5.00%, 9/1/22	550	595
Rhode Island Health & Ed. Building, Care New England, Series
B, 5.00%, 9/1/23	550	607
Rhode Island Health & Ed. Building, Care New England, Series
B, 5.00%, 9/1/24	1,290	1,448
Rhode Island Health & Ed. Building, Care New England, Series
B, 5.00%, 9/1/25	415	473
Rhode Island Health & Ed. Building, Care New England, Series
B, 5.00%, 9/1/26	450	521
		12,261

South Carolina 1.3%
Patriots Energy Group Financing Agency, Series A, VRDN,
4.00%, 10/1/48 (Tender 2/1/24)	6,000	6,553
Piedmont Municipal Power Agency, Electric, Series A, 5.00%,
1/1/23	2,080	2,322
South Carolina Jobs Economic Dev. Auth., Bon Secours Health
System, 5.00%, 11/1/19 (5)	2,450	2,485

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
South Carolina Jobs Economic Dev. Auth., Bon Secours Health
System, 5.00%, 11/1/20 (5)	2,500	2,622
South Carolina Jobs Economic Dev. Auth., Bon Secours Health
System, 5.00%, 11/1/24 (Prerefunded 11/1/22) (2)	3,000	3,346
South Carolina Ports Auth., 5.00%, 7/1/21 (1)	3,650	3,897
South Carolina Ports Auth., 5.00%, 7/1/23 (1)	2,555	2,878
South Carolina Ports Auth., 5.00%, 7/1/24 (1)	850	983
		25,086

Tennessee 3.0%
Chattanooga Health Ed. Housing Fac. Board, CDFI Phase I,
5.00%, 10/1/20	1,270	1,323
Chattanooga Health Ed. Housing Fac. Board, CDFI Phase I,
5.00%, 10/1/22	1,045	1,147
Chattanooga Health Ed. Housing Fac. Board, CDFI Phase I,
5.00%, 10/1/23	650	727
Greeneville Health & Ed. Fac. Board, Ballad Health Obligated
Group, Series A, 5.00%, 7/1/20	1,255	1,299
Greeneville Health & Ed. Fac. Board, Ballad Health Obligated
Group, Series A, 5.00%, 7/1/21	1,250	1,333
Greeneville Health & Ed. Fac. Board, Ballad Health Obligated
Group, Series A, 5.00%, 7/1/22	3,250	3,567
Greeneville Health & Ed. Fac. Board, Ballad Health Obligated
Group, Series A, 5.00%, 7/1/23	2,600	2,931
Greeneville Health & Ed. Fac. Board, Ballad Health Obligated
Group, Series A, 5.00%, 7/1/24	3,025	3,404
Metropolitan Gov't. of Nashville & Davidson County, GO, 5.00%,
7/1/21	4,750	5,100
Metropolitan Gov't. of Nashville & Davidson County, Unrefunded
Balance, GO, 5.00%, 7/1/23	5,065	5,608
Metropolitan Gov't. of Nashville & Davidson County,
Improvement, GO, 5.00%, 7/1/24	9,750	11,432
Tennessee Energy Acquisition, Series A, VRDN, 4.00%, 5/1/48
(Tender 5/1/23)	10,810	11,551
Tennessee Energy Acquisition, Goldman Sachs, Gas, Series A,
5.25%, 9/1/19	4,155	4,186

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Tennessee Energy Acquisition, Goldman Sachs, Gas, Series C,
5.00%, 2/1/22	1,300	1,394
Tennessee Energy Acquisition, Goldman Sachs, Gas, Series C,
5.00%, 2/1/23	1,410	1,547
		56,549

Texas 14.1%
Central Texas Regional Mobility Auth., 5.00%, 1/1/24	1,025	1,158
Central Texas Regional Mobility Auth., 5.00%, 1/1/25	1,195	1,382
Central Texas Regional Mobility Auth., 5.00%, 1/1/26	1,605	1,898
Central Texas Regional Mobility Auth., 5.00%, 1/1/28	1,700	2,002
Central Texas Regional Mobility Auth., 6.00%, 1/1/41
(Prerefunded 1/1/21) (2)	4,700	5,025
Central Texas Regional Mobility Auth., Series A, 5.00%, 1/1/20	1,410	1,436
Central Texas Regional Mobility Auth., Series A, 5.00%, 1/1/21	500	524
Clifton Higher Education Finance, International Leadership,
Series D, 5.00%, 8/15/21	670	694
Clifton Higher Education Finance, International Leadership,
Series D, 5.00%, 8/15/22	1,000	1,048
Clifton Higher Education Finance, International Leadership,
Series D, 5.00%, 8/15/23	1,505	1,594
Clifton Higher Education Finance, International Leadership,
Series D, 5.00%, 8/15/24	3,120	3,336
Dallas Independent School Dist., Series A, GO, 5.00%, 2/15/23	8,615	9,704
Dallas/Fort Worth Int'l. Airport, Series B, 5.00%, 11/1/22 (1)	1,785	1,977
Dallas/Fort Worth Int'l. Airport, Series C, 5.00%, 11/1/20	1,000	1,050
Dallas/Fort Worth Int'l. Airport, Series E, 5.00%, 11/1/20 (1)	4,975	5,212
Dallas/fort Worth Int'l. Airport, Series E, 5.00%, 11/1/24 (1)	1,180	1,235
Dallas/Fort Worth Int'l. Airport, Series F, 5.00%, 11/1/25 (1)	10,000	10,461
Garland Independent School Dist., GO, 5.00%, 2/15/23	11,470	12,155
Grand Parkway Transportation, BAN, 5.00%, 2/1/23	5,000	5,577
Harris County Cultural Ed. Fac. Finance, Memorial Hermann
Health, 5.00%, 12/1/24	1,865	2,069
Harris County Cultural Ed. Fac. Finance, 5.00%, 12/1/25	2,780	3,082

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Harris County Cultural Ed. Fac. Finance, Texas Children's Hosp.,
5.00%, 10/1/28	3,110	3,683
Harris County Metropolitan Transit Auth., Sales & Use Tax,
Series B, 5.00%, 11/1/22	10,915	12,188
Houston, Hotel Occupancy Tax & Special Revenue, 5.00%,
9/1/21	3,000	3,227
Houston, Hotel Occupancy Tax & Special Revenue, 5.00%,
9/1/22	2,500	2,769
Houston, Series A, GO, 5.00%, 3/1/21	1,375	1,459
Houston, Series A, GO, 5.00%, 3/1/22	725	793
Houston Airport, Series B-2, 5.00%, 7/15/20 (1)	4,000	4,111
Houston Airport System Revenue, Series A, 5.00%, 7/1/22 (1)	2,605	2,786
Houston Combined Utility System, Series B, 4.00%, 11/15/21	800	850
Houston Combined Utility System, Series B, 5.00%, 11/15/22	800	896
Houston Combined Utility System, Series B, 5.00%, 11/15/23	975	1,124
Houston Independent School Dist., Permanent School Fund,
GO, 5.00%, 2/15/25	3,830	4,560
Houston Independent School Dist., Permanent School Fund,
Series A, GO, 5.00%, 2/15/20	500	512
Lower Colorado River Auth., 5.00%, 5/15/21	1,725	1,842
Lower Colorado River Auth., 5.00%, 5/15/22	2,180	2,325
Lower Colorado River Auth., Series A, 5.00%, 5/15/21	2,025	2,163
Lower Colorado River Auth., Series D, 5.00%, 5/15/20	5,000	5,167
Mission Economic Dev., VRDN, 1.90%, 1/1/26
(Tender 8/1/19) (1)	8,580	8,582
North Texas Tollway Auth., 1st Tier, Series 2014-A, 5.00%,
1/1/22	1,200	1,305
North Texas Tollway Auth., 1st Tier, Series 2016-A, 5.00%,
1/1/22	2,000	2,176
North Texas Tollway Auth., 1st Tier, Series A, 5.00%, 1/1/23	2,070	2,316
North Texas Tollway Auth., 1st Tier, Series A, 5.00%, 1/1/27	4,425	5,061
North Texas Tollway Auth., Series A, 5.00%, 1/1/23	2,400	2,686
North Texas Tollway Auth., Series A, 5.50%, 9/1/41
(Prerefunded 9/1/21) (2)	2,000	2,176
North Texas Tollway Auth., 1st Tier, Series B, 5.00%, 1/1/21	350	369

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
North Texas Tollway Auth., 1st Tier, Series B, 5.00%, 1/1/22	500	544
North Texas Tollway Auth., Special Projects, Series D, 5.00%,
9/1/29 (Prerefunded 9/1/21) (2)	3,285	3,537
North Texas Tollway Auth., Special Projects, Series D, 5.25%,
9/1/27 (Prerefunded 9/1/21) (2)	13,845	14,985
Plano Independent School Dist., Permanent School Fund,
Series A, GO, 5.00%, 2/15/22	1,775	1,940
San Antonio, GO, 5.00%, 2/1/22	13,500	14,746
San Antonio, GO, 5.00%, 2/1/23	5,880	6,611
San Antonio Electric & Gas, 5.00%, 2/1/20	8,080	8,268
San Antonio Electric & Gas, 5.00%, 2/1/23	4,380	4,928
Tarrant County Cultural Ed. Fac. Fin., Baylor Scott & White
Healthcare, Unrefunded Balance, 5.00%, 8/15/19 (5)	4,040	4,068
Tarrant County Cultural Ed. Fac. Fin., Baylor Scott & White
Healthcare, 5.00%, 8/15/19 (5)	320	322
Tarrant County Cultural Ed. Fac. Fin., Series A, 5.00%, 11/15/21	825	880
Tarrant County Cultural Ed. Fac. Fin., Series A, 5.00%, 11/15/22	885	965
Texas, Series A, GO, 5.00%, 10/1/20	3,000	3,143
Texas Municipal Gas Acquisition & Supply I, Merrill Lynch,
Series A, 5.25%, 12/15/25	2,500	2,975
Texas Municipal Gas Acquisition & Supply I, Merrill Lynch,
Series D, 6.25%, 12/15/26	20,980	24,589
Texas Municipal Gas Acquisition & Supply III, Macquarie Group,
5.00%, 12/15/24	3,400	3,748
Texas Municipal Gas Acquisition & Supply III, Macquarie Group,
5.00%, 12/15/27	7,185	7,894
Texas Transportation Commission, 1st Tier, 5.00%, 10/1/23	7,325	8,414
Texas Transportation Commission State Highway Fund, 5.00%,
4/1/23	4,000	4,529
Univ. of Texas, Series I, 5.00%, 8/15/21	3,000	3,234
		268,065

Utah 0.4%
Riverton Hosp., IHC Health Services, 5.00%, 8/15/20
(Prerefunded 8/15/19) (2)	2,000	2,014

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Salt Lake City Airport Revenue, Series A, 5.00%, 7/1/23 (1)	4,475	5,039
		7,053

Virginia 5.9%
Arlington County, Series C, GO, 5.00%, 8/15/20	525	548
Fairfax County Economic Dev. Auth., Joint Public Uses Complex
Project, 5.00%, 5/15/20	4,980	5,148
Fairfax County Ind. Dev. Auth., Inova Health, 5.00%, 8/15/23	7,945	8,698
Hampton Roads Sanitation Dist., Wastewater, Series A, 5.00%,
7/1/22	850	941
Loudoun County, Series B, GO, 5.00%, 12/1/20	2,250	2,372
Norfolk Water, 5.00%, 11/1/20	1,000	1,051
Norfolk Water, 5.00%, 11/1/22	5,000	5,590
Richmond Public Utility, Series A, 5.00%, 1/15/22	1,500	1,639
Virginia, Series D, GO, 5.00%, 6/1/20	5,000	5,014
Virginia College Building Auth., 5.00%, 2/1/26 (Prerefunded
2/1/22) (2)	11,140	12,183
Virginia College Building Auth., 21st Century College &
Equipment Programs, Series A, 5.00%, 2/1/20	4,650	4,760
Virginia College Building Auth., 21st Century College &
Equipment Programs, Series B, 5.00%, 2/1/24	9,400	10,900
Virginia College Building Auth., Public Higher Ed. Fin. Program,
Series A, 5.00%, 9/1/21	2,045	2,206
Virginia College Building Auth., Public Higher Ed. Fin. Program,
Series B, 5.00%, 9/1/23	4,000	4,591
Virginia Commonwealth Transportation Board, 5.00%, 3/15/21	1,925	2,047
Virginia Commonwealth Transportation Board, 5.00%, 9/15/21	1,975	2,134
Virginia Public Building Auth., Series A, 5.00%, 8/1/22
(Prerefunded 8/1/21) (2)	5,135	5,521
Virginia Public School Auth., 1997 Resolution, Series B, 5.00%,
8/1/21	2,800	3,015
Virginia Public School Auth., 1997 Resolution, Series B, 5.00%,
8/1/22	3,255	3,615
Virginia Public School Auth., 1997 Resolution, Series B, 5.00%,
8/1/22	2,825	3,138

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Virginia Transportation Board, Series 2011, 5.00%, 5/15/21	5,000	5,345
Virginia Transportation Board, Series 2014, 5.00%, 5/15/21	7,965	8,515
Virginia Transportation Board, Capital Projects, Series A, 5.00%,
5/15/22	775	855
Virginia Transportation Board, Federal Highway, GAN, 5.00%,
9/15/23	10,000	11,476
		111,302

Washington 2.1%
Energy Northwest, Columbia Generating, Series A, 5.00%,
7/1/23	6,745	7,236
Energy Northwest Electric, Columbia Generating, Series A,
5.00%, 7/1/20	3,885	4,034
Port of Seattle, 5.00%, 4/1/21 (1)	1,125	1,192
Seattle, Municipal Light & Power Improvement, Series A, 5.00%,
6/1/19	1,725	1,725
University of Washington, Series A, VRDN, 5.00%, 5/1/48
(Tender 5/1/22)	10,400	11,228
Washington, Series A-1, GO, 5.00%, 8/1/27	4,130	4,951
Washington, Series R-2017A, GO, 5.00%, 8/1/20	6,035	6,285
Washington, Various Purpose, Series A, GO, 5.00%, 8/1/21	3,450	3,713
		40,364

Wisconsin 1.7%
PFA, Mary's Woods at Marylhurst, Series A, 5.00%, 5/15/20 (6)	365	373
Wisconsin, 5.00%, 11/1/22	11,250	12,205
Wisconsin, Series 2, GO, 5.00%, 11/1/21	1,400	1,519
Wisconsin, Series 2, GO, 5.00%, 11/1/22	5,470	6,118
Wisconsin, Series A, GO, 5.00%, 5/1/23	4,175	4,738
Wisconsin Clean Water Fund Leveraged Loan Portfolio, 5.00%,
6/1/25 (Prerefunded 6/1/24) (2)	5,000	5,841
Wisconsin HEFA, UnityPoint Health, Series A, 5.00%, 12/1/19	950	965
Wisconsin HEFA, UnityPoint Health, Series A, 5.00%, 12/1/20	400	420

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Wisconsin PFA, Mary's Woods at Marylhurst, Series A, 5.00%,
5/15/22 (6)	850	901
		33,080

Total Investments in Securities 99.1%
(Cost $1,849,573)		$1,879,045
Other Assets Less Liabilities 0.9%		17,169
Net Assets 100.0%		$1,896,214

‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Interest subject to alternative minimum tax
(2) Prerefunded date is used in determining portfolio maturity.
(3) Insured by AMBAC Assurance Corporation
(4) Insured by Assured Guaranty Municipal Corporation
(5) Escrowed to maturity
(6) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period-end amounts to $3,852 and represents 0.2% of net assets.
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
BAN Bond Anticipation Note
CDA Community Development Administration/Authority
CDFI Community Development Financial Institution
DFA Development Finance Authority
DOT Department of Transportation
EFA Educational Facility Authority
FRN Floating Rate Note
GAN Grant Anticipation Note
GO General Obligation
HCFFA Health Care Facilities Financing Authority
HEFA Health & Educational Facility Authority
HFA Health Facility Authority
HFFA Health Facility Financing Authority
HHEFA Health & Higher Educational Facility Authority
IDA Industrial Development Authority/Agency
PFA Public Finance Authority/Agency
RAC Revenue Anticipation Certificate
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer's agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund's weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

The accompanying notes are an integral part of this Portfolio of Investments.
.

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND

Unaudited

NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Tax-Free Short-Intermediate Fund (the fund) is registered under the Investment Company Act of 1940
(the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
On May 31, 2019, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.